Shareholder Report, Holdings (Details)	Oct. 31, 2025
Cambria Cannabis ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[1]
Cambria Cannabis ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[1]
Cambria Cannabis ETF | Village Farms International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
Cambria Cannabis ETF | WM Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
Cambria Cannabis ETF | Cronos Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
Cambria Cannabis ETF | Turning Point Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
Cambria Cannabis ETF | High Tide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
Cambria Cannabis ETF | SNDL, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Cambria Cannabis ETF | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
Cambria Cannabis ETF | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
Cambria Cannabis ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%	[1],[2]
Cambria Cannabis ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[1],[2]
Cambria Cannabis ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1],[2]
Cambria Cannabis ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1],[2]
Cambria Cannabis ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%	[1],[2]
Cambria Cannabis ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%	[1]
Cambria Cannabis ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[1]
Cambria Cannabis ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[1]
Cambria Cannabis ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Cambria Cannabis ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[1]
Cambria Emerging Shareholder Yield ETF | HD Hyundai Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
Cambria Emerging Shareholder Yield ETF | Asustek Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
Cambria Emerging Shareholder Yield ETF | Direcional Engenharia SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
Cambria Emerging Shareholder Yield ETF | PetroChina Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
Cambria Emerging Shareholder Yield ETF | Hanmi Semiconductor Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
Cambria Emerging Shareholder Yield ETF | Samsung Life Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
Cambria Emerging Shareholder Yield ETF | Huadian Power International Corp. Ltd. [Memebr]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
Cambria Emerging Shareholder Yield ETF | Woori Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
Cambria Emerging Shareholder Yield ETF | HD Hyundai Construction Equipment Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
Cambria Emerging Shareholder Yield ETF | Indian Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
Cambria Emerging Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3],[4]
Cambria Emerging Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[3]
Cambria Emerging Shareholder Yield ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[3]
Cambria Emerging Shareholder Yield ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[3]
Cambria Emerging Shareholder Yield ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[3]
Cambria Emerging Shareholder Yield ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[3]
Cambria Emerging Shareholder Yield ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[3]
Cambria Emerging Shareholder Yield ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
Cambria Emerging Shareholder Yield ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
Cambria Emerging Shareholder Yield ETF | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
Cambria Emerging Shareholder Yield ETF | CZECHIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
Cambria Fixed Income Trend ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
Cambria Fixed Income Trend ETF | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[5]
Cambria Fixed Income Trend ETF | Vanguard Emerging Markets Government Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%	[5]
Cambria Fixed Income Trend ETF | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[5]
Cambria Fixed Income Trend ETF | iShares Preferred and Income Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%	[5]
Cambria Fixed Income Trend ETF | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[5]
Cambria Fixed Income Trend ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
Cambria Foreign Shareholder Yield ETF | Finning International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
Cambria Foreign Shareholder Yield ETF | Centerra Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
Cambria Foreign Shareholder Yield ETF | Balfour Beatty PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
Cambria Foreign Shareholder Yield ETF | Intesa Sanpaolo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
Cambria Foreign Shareholder Yield ETF | Fortescue Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
Cambria Foreign Shareholder Yield ETF | Power Corp. of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
Cambria Foreign Shareholder Yield ETF | iA Financial Corp., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
Cambria Foreign Shareholder Yield ETF | Hang Seng Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
Cambria Foreign Shareholder Yield ETF | Parex Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[6]
Cambria Foreign Shareholder Yield ETF | Osaka Gas Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
Cambria Foreign Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6],[7]
Cambria Foreign Shareholder Yield ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[6],[7]
Cambria Foreign Shareholder Yield ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[6]
Cambria Foreign Shareholder Yield ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[6]
Cambria Foreign Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[6]
Cambria Foreign Shareholder Yield ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[6]
Cambria Foreign Shareholder Yield ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[6]
Cambria Foreign Shareholder Yield ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[6]
Cambria Foreign Shareholder Yield ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[6]
Cambria Foreign Shareholder Yield ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
Cambria Foreign Shareholder Yield ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
Cambria Foreign Shareholder Yield ETF | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
Cambria Global Asset Allocation ETF | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[8]
Cambria Global Asset Allocation ETF | Cambria Global Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[8]
Cambria Global Asset Allocation ETF | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
Cambria Global Asset Allocation ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
Cambria Global Asset Allocation ETF | Cambria Tactical Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[8]
Cambria Global Asset Allocation ETF | Vanguard Total International Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
Cambria Global Asset Allocation ETF | Alpha Architect US Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[8]
Cambria Global Asset Allocation ETF | Cambria Value and Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[8]
Cambria Global Asset Allocation ETF | Cambria Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
Cambria Global Asset Allocation ETF | VanEck Emerging Markets High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
Cambria Global Asset Allocation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8],[9]
Cambria Global Momentum ETF | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[10]
Cambria Global Momentum ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
Cambria Global Momentum ETF | iShares Global Tech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[10]
Cambria Global Momentum ETF | Grizzle Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[10]
Cambria Global Momentum ETF | VanEck Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[10]
Cambria Global Momentum ETF | United States Commodity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[10]
Cambria Global Momentum ETF | iShares Global Consumer Discretionary ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
Cambria Global Momentum ETF | iShares Global Utilities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
Cambria Global Momentum ETF | Invesco DB Precious Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
Cambria Global Momentum ETF | Graniteshares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[10]
Cambria Global Momentum ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10],[11]
Cambria Global Real Estate ETF | Yeni Gimat Gayrimenkul Ortakligi AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
Cambria Global Real Estate ETF | Orion Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
Cambria Global Real Estate ETF | Kizilbuk Gayrimenkul Yatirim Ortakligi AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
Cambria Global Real Estate ETF | City Office REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
Cambria Global Real Estate ETF | Vukile Property Fund Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
Cambria Global Real Estate ETF | Kilroy Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
Cambria Global Real Estate ETF | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
Cambria Global Real Estate ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
Cambria Global Real Estate ETF | Reysas Gayrimenkul Yatirim Ortakligi AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
Cambria Global Real Estate ETF | LXP Industrial Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
Cambria Global Real Estate ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[12],[13]
Cambria Global Real Estate ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%	[12],[13]
Cambria Global Real Estate ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.30%	[12]
Cambria Global Real Estate ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
Cambria Global Real Estate ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[12]
Cambria Global Real Estate ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
Cambria Global Real Estate ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[12]
Cambria Global Real Estate ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
Cambria Global Real Estate ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
Cambria Global Real Estate ETF | T?RKIYE
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[12]
Cambria Global Real Estate ETF | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
Cambria Global Real Estate ETF | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
Cambria Global Value ETF | Moneta Money Bank AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[14]
Cambria Global Value ETF | Komercni Banka AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
Cambria Global Value ETF | CEZ AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
Cambria Global Value ETF | Mineros SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[14]
Cambria Global Value ETF | AT&S Austria Technologie & Systemtechnik AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
Cambria Global Value ETF | Grupo de Inversiones Suramericana SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
Cambria Global Value ETF | Philip Morris CR AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
Cambria Global Value ETF | KGHM Polska Miedz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
Cambria Global Value ETF | Tauron Polska Energia SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
Cambria Global Value ETF | ORLEN SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
Cambria Global Value ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14],[15]
Cambria Global Value ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[14],[15]
Cambria Global Value ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14],[15]
Cambria Global Value ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[14],[15]
Cambria Global Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[14],[15]
Cambria Global Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[14],[15]
Cambria Global Value ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[14],[15]
Cambria Global Value ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[14],[15]
Cambria Global Value ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[14],[15]
Cambria Global Value ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[14],[15]
Cambria LargeCap Shareholder Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[16]
Cambria LargeCap Shareholder Yield ETF | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[16]
Cambria LargeCap Shareholder Yield ETF | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
Cambria LargeCap Shareholder Yield ETF | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
Cambria LargeCap Shareholder Yield ETF | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[16]
Cambria LargeCap Shareholder Yield ETF | General Motors Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[16]
Cambria LargeCap Shareholder Yield ETF | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[16]
Cambria LargeCap Shareholder Yield ETF | TD SYNNEX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
Cambria LargeCap Shareholder Yield ETF | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
Cambria LargeCap Shareholder Yield ETF | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[16]
Cambria LargeCap Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[16],[17]
Cambria LargeCap Shareholder Yield ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[16],[17]
Cambria Micro and SmallCap Shareholder Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | Peabody Energy Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | ODP Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | Kohl’s Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | Macy’s, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | International Seaways, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | Nu Skin Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | Premier, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | Standard Motor Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
Cambria Micro and SmallCap Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[18],[19]
Cambria Micro and SmallCap Shareholder Yield ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[18],[19]
Cambria Shareholder Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
Cambria Shareholder Yield ETF | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
Cambria Shareholder Yield ETF | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
Cambria Shareholder Yield ETF | Peabody Energy Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[20]
Cambria Shareholder Yield ETF | Fox Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
Cambria Shareholder Yield ETF | WESCO International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
Cambria Shareholder Yield ETF | Ryder System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
Cambria Shareholder Yield ETF | Federated Hermes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
Cambria Shareholder Yield ETF | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
Cambria Shareholder Yield ETF | Travel + Leisure Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
Cambria Shareholder Yield ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20],[21]
Cambria Shareholder Yield ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[20],[21]
Cambria Shareholder Yield ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[20],[21]
Cambria Shareholder Yield ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%	[20],[21]
Cambria Shareholder Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20],[21]
Cambria Shareholder Yield ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[20],[21]
Cambria Shareholder Yield ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[20],[21]
Cambria Shareholder Yield ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[20],[21]
Cambria Shareholder Yield ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[20],[21]
Cambria Shareholder Yield ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[20],[21]
Cambria Tactical Yield ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%	[22]
Cambria Tactical Yield ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[22]
Cambria Tactical Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
Cambria Tail Risk ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[23]
Cambria Tail Risk ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%	[23]
Cambria Tail Risk ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[23]
Cambria Tail Risk ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[23],[24]
Cambria Tail Risk ETF | Administrative Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%	[23],[24]
Cambria Tail Risk ETF | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[23],[24]
Cambria Trinity ETF | Cambria Global Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[25]
Cambria Trinity ETF | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[25]
Cambria Trinity ETF | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
Cambria Trinity ETF | Cambria Tactical Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[25]
Cambria Trinity ETF | Cambria Value and Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[25]
Cambria Trinity ETF | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[25]
Cambria Trinity ETF | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
Cambria Trinity ETF | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[25]
Cambria Trinity ETF | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[25]
Cambria Trinity ETF | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[25]
Cambria Trinity ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[25],[26]
Cambria Value and Momentum ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[27]
Cambria Value and Momentum ETF | NEXTracker, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
Cambria Value and Momentum ETF | Garrett Motion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
Cambria Value and Momentum ETF | Protagonist Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
Cambria Value and Momentum ETF | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
Cambria Value and Momentum ETF | Sanmina Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
Cambria Value and Momentum ETF | LendingClub Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
Cambria Value and Momentum ETF | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
Cambria Value and Momentum ETF | Warner Bros Discovery, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
Cambria Value and Momentum ETF | Par Pacific Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
Cambria Value and Momentum ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[27],[28]
Cambria Value and Momentum ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[27],[28]
Cambria Value and Momentum ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[27],[28]
Cambria Value and Momentum ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[27],[28]
Cambria Value and Momentum ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[27],[28]
Cambria Value and Momentum ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[27],[28]
Cambria Value and Momentum ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[27],[28]
Cambria Value and Momentum ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[27],[28]
Cambria Value and Momentum ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[27],[28]
Cambria Value and Momentum ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[27],[28]

[1]	Percentages are stated as a percent of net assets.
[2]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[3]	Percentages are stated as a percent of net assets.
[4]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[5]	Percentages are stated as a percent of net assets.
[6]	Percentages are stated as a percent of net assets.
[7]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[8]	Percentages are stated as a percent of net assets.
[9]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[10]	Percentages are stated as a percent of net assets.
[11]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[12]	Percentages are stated as a percent of net assets.
[13]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[14]	Percentages are stated as a percent of net assets.
[15]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[16]	Percentages are stated as a percent of net assets.
[17]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[18]	Percentages are stated as a percent of net assets.
[19]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[20]	Percentages are stated as a percent of net assets.
[21]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[22]	Percentages are stated as a percent of net assets.
[23]	Percentages are stated as a percent of net assets.
[24]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[25]	Percentages are stated as a percent of net assets.
[26]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
[27]	Percentages are stated as a percent of net assets.
[28]	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.